Reinsurance Arrangements and Guarantees - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			81 Months Ended			12 Months Ended						12 Months Ended										12 Months Ended				1 Months Ended	12 Months Ended												1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2011 Contingent Consideration	Dec. 31, 2010 Contingent Consideration	Dec. 31, 2011 Non-Agency Securities	Dec. 31, 2010 Non-Agency Securities	Dec. 31, 2009 Non-Agency Securities	Dec. 31, 2011 Agency Securities	Dec. 31, 2010 Agency Securities	Dec. 31, 2011 Ginnie Mae	Dec. 31, 2011 Mortgage Reinsurance Contracts	Dec. 31, 2010 Mortgage Reinsurance Contracts	Dec. 31, 2009 Mortgage Reinsurance Contracts	Dec. 31, 2011 Mortgage Reinsurance Contracts Upper Limit	Dec. 31, 2011 Standby Letters of Credit	Dec. 31, 2010 Standby Letters of Credit	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights Sales	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights Sales	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves	Dec. 31, 2011 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves Non Performing Loans	Dec. 31, 2010 Mortgage Loans and Mortgage Servicing Rights, Repurchase Reserves Non Performing Loans	May 31, 2009 Visa Interest	Dec. 31, 2011 Visa Interest	Dec. 31, 2010 Visa Interest	Dec. 31, 2009 Visa Interest	Dec. 31, 2011 Tax Credit Sales [Member]	Dec. 31, 2010 Tax Credit Sales [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2010 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Derivative Financial Instruments, Liabilities [Member]		May 31, 2009 Not Designated as Hedging Instrument [Member] Derivative Financial Instruments, Liabilities [Member] Visa Interest
Mortgage loans were covered by such mortgage reinsurance contracts													$ 8,000,000,000
Total loss exposure ceded to the Company													309,000,000
Maximum amount of loss exposure based on funds held in each seperate trust account, including net premiums due to the trust accounts													42,000,000
Maximum Exposure to Loss Reserves													38,000,000	148,000,000
Provision For Losses, Mortgage Reinsurance	28,000,000	27,000,000	115,000,000										28,000,000	27,000,000	115,000,000
Future reported losses																4,000,000
Future cash losses																4,000,000
Premium income, mortgage reinsurance													26,000,000	38,000,000	48,000,000
Maximum potential amount obligation					10,000,000	5,000,000											5,200,000,000	6,400,000,000													37,000,000
Fair value of contingent payments					10,000,000	3,000,000											105,000,000	109,000,000	320,000,000	265,000,000	8,000,000	6,000,000
Guarantee obligations, carrying value					10,000,000	3,000,000											105,000,000	109,000,000	320,000,000	265,000,000	8,000,000	6,000,000
Loans sold from January 1, 2005 to September 30, 2011	244,300,000,000			244,300,000,000			30,300,000,000			187,400,000,000		26,600,000,000
Repurchase request volume	1,700,000,000	1,100,000,000	1,100,000,000	5,300,000,000			50,000,000	55,000,000	99,000,000
Unpaid principal balance of loans related to unresolved requests previously received from investors	590,000,000	293,000,000		590,000,000			12,000,000	29,000,000		578,000,000	264,000,000
Repurchased or otherwise settled mortgages																							789,000,000	677,000,000
Repurchased mortgage loans																							252,000,000	153,000,000	134,000,000	86,000,000
Amount funded by Visa into an escrow account to fund judgments and settlements relating to litigation																												8,100,000,000
Shares of Class B Visa Inc. common stock sold to another financial institution, shares																																								3.2
Shares of Class B Visa Inc. common stock sold to another financial institution, value																											112,000,000
Shares of Class B Visa Inc. common stock sold to another financial institution, recognized a gain	0	0	112,000,000																								112,000,000
Payments to derivative counterparty																												8,000,000	17,000,000	10,000,000
Derivative liability positions, fair value																												22,000,000	23,000,000				7,499,000,000	[1]	5,174,000,000	7,309,000,000	[1],[2]	5,019,000,000	[2]
Common stock conversion rate																											0.6296	0.4254
Tax Credits To Be Delivered																															5,000,000	7,000,000
Loss Contingency, Range of Possible Loss, Minimum																			$ 0

[1]	During 2011, the Company began offsetting cash collateral paid to and received from derivative counterparties when the derivative contracts are subject to ISDA master netting arrangements and meet the derivatives accounting requirements. The effects of offsetting on the Company's Consolidated Balance Sheets as of December 31, 2011 are presented in Note 19, "Fair Value Election and Measurement."
[2]	See “Economic Hedging and Trading Activities” in this Note for further discussion.